      As Filed with the Securities and Exchange Commission On June 2, 1999

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                         Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No.34 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 35 (X)

                               RYDEX SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 468-8520
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                            6116 Executive Boulevard
                                    Suite 400
                            Rockville, Maryland 20852
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                            John H. Grady, Jr., Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

  __   immediately upon filing pursuant to paragraph (b) of rule 485
  __   on (date) pursuant to paragraph (b)(1)(v) of rule 485
  X    60 days after filing pursuant to paragraph (a)(1) of rule 485
  __   on (date) pursuant to paragraph (a)(1) of rule 485
  __   75 days after filing pursuant to paragraph (a)(2) of rule 485
  __   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  __   This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                          PROSPECTUS -- ADVISOR CLASS

        1  INTRODUCTION
      ---

        2  BANKING FUND
      ---

        4  BASIC MATERIALS FUND
      ---

        6  BIOTECHNOLOGY FUND
      ---

        8  CONSUMER PRODUCTS FUND
      ---

       10  ELECTRONIC FUND
      ---

       12  ENERGY FUND
      ---

       14  ENERGY SERVICES FUND
      ---

       16  FINANCIAL SERVICES FUND
      ---

       18  HEALTH CARE FUND
      ---

       20  LEISURE FUND
      ---

       22  RETAILING FUND
      ---

       24  TECHNOLOGY FUND
      ---

       26  TELECOMMUNICATIONS FUND
      ---

       28  TRANSPORTATION FUND
      ---

       30  MORE INFORMATION ABOUT RISK
      ---

       32  SHAREHOLDER INFORMATION
      ---

       37  MANAGEMENT
      ---

       38  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       41  FINANCIAL HIGHLIGHTS
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1999

                               RYDEX SERIES TRUST

                                  SECTOR FUNDS

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800          301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), fourteen of which are described in this Prospectus (the "Funds"). Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

                  Fund Objective

         [ICON]
                  The fund's particular investment goal.

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations

         [ICON]
                  The major risk factors associated with the fund.

                  Fund Fee Information

         [ICON]
                  The overall costs incurred by an investor in the fund.

                  Financial Highlights

         [ICON]
                  A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

THE FUNDS' INVESTMENT OBJECTIVE

    Each Fund seeks capital appreciation by investing in companies which operate in a specific economic sector.

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, PADCO Advisors, Inc.'s (the "Advisor") investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

    The Advisor monitors the Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

    After constructing a portfolio for each Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

    Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

RISKS OF INVESTING IN THE FUNDS

    Your investment in the Funds is subject to certain risks. Some of the risks that are common to each of the Funds are discussed below.

    - NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

    - CONCENTRATION RISK -- Since the Funds invest in the securities of a limited number of issuers conducting business in a specific industry, it is subject to the risk that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance.

    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

------
2  PROSPECTUS

                        FUND INFORMATION -- BANKING FUND

FUND OBJECTIVE

[ICON]
          The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United
States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Banking Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - BANKING SECTOR CONCENTRATION RISK -- The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses, and are dependent to a greater or lesser extent on changes in the interest rate.

                                                            PROSPECTUS  3
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Banking Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
      $         $          $          $

------
4  PROSPECTUS

                    FUND INFORMATION -- BASIC MATERIALS FUND

FUND OBJECTIVE

[ICON]
          The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Basic Materials Companies that are traded in the
United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Basic Materials Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - BASIC MATERIALS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

                                                            PROSPECTUS  5
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Basic Materials Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
6  PROSPECTUS

                     FUND INFORMATION -- BIOTECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United
States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Biotechnology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - BIOTECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

    - SMALL ISSUER RISK -- Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

                                                            PROSPECTUS  7
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Biotechnology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------

------
8  PROSPECTUS

                   FUND INFORMATION -- CONSUMER PRODUCTS FUND

FUND OBJECTIVE

[ICON]
          The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Consumer Products Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - CONSUMER PRODUCTS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

                                                            PROSPECTUS  9
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Consumer Products Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
10  PROSPECTUS

                      FUND INFORMATION -- ELECTRONICS FUND

FUND OBJECTIVE

[ICON]
          The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Electronics Companies that are traded in the
United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Electronics Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - ELECTRONICS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

                                                            PROSPECTUS  11
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Electronics Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
12  PROSPECTUS

                        FUND INFORMATION -- ENERGY FUND

FUND OBJECTIVE

[ICON]
          The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United
States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - ENERGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                                            PROSPECTUS  13
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
14  PROSPECTUS

                    FUND INFORMATION -- ENERGY SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the
United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - ENERGY SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                            PROSPECTUS  15
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
16  PROSPECTUS

                  FUND INFORMATION -- FINANCIAL SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector. ("Financial Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

[ICON]
         The Financial Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - FINANCIAL SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

                                                            PROSPECTUS  17
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Financial Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
18  PROSPECTUS

                      FUND INFORMATION -- HEALTH CARE FUND

FUND OBJECTIVE

[ICON]
          The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care
Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the
United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Health Care Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - HEALTH CARE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                            PROSPECTUS  19
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Health Care Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
20  PROSPECTUS

                        FUND INFORMATION -- LEISURE FUND

FUND OBJECTIVE

[ICON]
          The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses. ("Leisure Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Leisure Companies that are traded in the United
States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Leisure Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - LEISURE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                            PROSPECTUS  21
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Leisure Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
22  PROSPECTUS

                       FUND INFORMATION -- RETAILING FUND

FUND OBJECTIVE

[ICON]
          The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Retailing Companies that are traded in the United
States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Retailing Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - RETAILING SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                            PROSPECTUS  23
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Retailing Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
24  PROSPECTUS

                      FUND INFORMATION -- TECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies")

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Technology Companies that are traded in the
United States. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Technology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/ earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

    - SMALL ISSUER RISK -- Many Technology Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

                                                            PROSPECTUS  25
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Technology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
26  PROSPECTUS

                  FUND INFORMATION -- TELECOMMUNICATIONS FUND

FUND OBJECTIVE

[ICON]
          The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

[ICON]
         The Telecommunications Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TELECOMMUNICATIONS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                            PROSPECTUS  27
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Telecommunications Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
28  PROSPECTUS

                    FUND INFORMATION -- TRANSPORTATION FUND

FUND OBJECTIVE

[ICON]
          The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation Companies that are traded in the
United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Transportation Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TRANSPORTATION SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

                                                            PROSPECTUS  29
                                                                        --------

FUND FEE INFORMATION

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Transportation Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                         %
  Distribution (12b-1) Fees                                                                               %
  Other Expenses                                                                                          %
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                    %

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $           $          $          $

------
30  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

TRADING HALT RISK -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

LEVERAGING RISK -- The Funds may invest a percentage of their assets in leveraged instruments. The more a Fund invests in these leveraged instruments, the more this leverage will magnify the Fund's gains or losses on those investments. Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

    - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

    FUTURES RISK -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and

                                                            PROSPECTUS  31
                                                                        --------

    for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

    OPTIONS RISK -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

    Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

    SHORT SALES RISK -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN COMPANY RISKS -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

------
32  PROSPECTUS

SMALL ISSUER RISK -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

YEAR 2000 RISK -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from all that they are devoting significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Advisor Class Shares are offered continuously through intermediaries and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV for the Sector Funds is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.

MINIMUM INVESTMENT

    If an intermediary such as a broker-dealer or other financial institution has discretionary authority over your account, the minimum initial investment in the Advisor Class Shares of the Sector Funds is $25,000. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in

                                                            PROSPECTUS  33
                                                                        --------

connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly. If you invest in the Trust without designating which Fund you want to invest in on your account application, your check or your wire advice, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to our custodian, Firstar, along with the following instructions:

     Firstar
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]

------
34  PROSPECTUS

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by

                                                            PROSPECTUS  35
                                                                        --------

check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the required minimum of $25,000, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and

------
36  PROSPECTUS

corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Advisor Class Shares of any Fund for Advisor Class Shares of any other Rydex Fund that currently offers shares, or for shares of any other Rydex Fund that does not offer Advisor Class Shares, on the basis of the respective net asset values of the shares involved. The Trust currently is composed of twenty-two separate Funds. Advisor Class Shares of four Benchmark Funds and the U.S. Government Money Market Fund and Investor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Sector Funds
Precious Metals                                                                   3:30 p.m.
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------

    The exchange privilege may be modified or discontinued at any time.

                                                            PROSPECTUS  37
                                                                        --------

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, or by any earlier cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

MANAGEMENT

    PADCO Advisors, Inc., (the "Advisor") a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the

------
38  PROSPECTUS

Advisor a fee at an annualized rate of .85%, based on the average daily net assets for each Fund. The following represents advisory fees received for the fiscal period ended March 31, 1999:

    FUND                                FUND
------------------------------          -------------------------------
    Banking Fund..............     %    Financial Services Fund........    %
    Basic Materials Fund......     %    Health Care Fund...............    %
    Biotechnology Fund........     %    Leisure Fund...................    %
    Consumer Products Fund....     %    Retailing Fund.................    %
    Electronics Fund..........     %    Technology Fund................    %
    Energy Fund...............     %    Telecommunications Fund........    %
    Energy Services Fund......     %    Transportation Fund............    %

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    Each Sector Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually.

                                                            PROSPECTUS  39
                                                                        --------

The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year, and will be taxed at different rates depending on how long the Fund held the assets.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

------
40  PROSPECTUS

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

                                                            PROSPECTUS  41
                                                                        --------

                              FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Advisor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report
is available by telephoning us at 1-800-                 . The Annual Report is
incorporated by reference in the SAI.

Additional information about Advisor Class Shares of the Funds is included in a
  Statement of Additional Information dated August 1, 1999 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
   The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES TRUST

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852
                                  301/468-8520

Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolios:

                                    NOVA FUND
                                    URSA FUND
                                    OTC FUND
                                   ARKTOS FUND
                              PRECIOUS METALS FUND
                            U.S. GOVERNMENT BOND FUND
                                    JUNO FUND
                                  BANKING FUND
                              BASIC MATERIALS FUND
                               BIOTECHNOLOGY FUND
                             CONSUMER PRODUCTS FUND
                                ELECTRONICS FUND
                                   ENERGY FUND
                              ENERGY SERVICES FUND
                             FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                  LEISURE FUND
                                 RETAILING FUND
                                 TECHNOLOGY FUND
                             TELECOMMUNICATIONS FUND
                               TRANSPORTATION FUND
                        U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 1, 1999. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                     The date of this SAI is August 1, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST...............................................................................3

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS.....................................................................3

DESCRIPTION OF THE MONEY MARKET FUND..............................................................................7

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..................................................................7

INVESTMENT RESTRICTIONS..........................................................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................20

MANAGEMENT OF THE TRUST..........................................................................................21

PRINCIPAL HOLDERS OF SECURITIES..................................................................................27

DETERMINATION OF NET ASSET VALUE.................................................................................27

PERFORMANCE INFORMATION..........................................................................................29

CALCULATION OF RETURN QUOTATIONS.................................................................................30

INFORMATION ON COMPUTATION OF YIELD..............................................................................31

PURCHASE AND REDEMPTION OF SHARES................................................................................33

DIVIDENDS, DISTRIBUTIONS, AND TAXES..............................................................................34

OTHER INFORMATION................................................................................................37

COUNSEL..........................................................................................................38

AUDITORS AND CUSTODIAN...........................................................................................38

FINANCIAL STATEMENTS.............................................................................................38

APPENDIX........................................................................................................A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has twenty-two separate series. All payments received by the Trust for shares of any fund belong to that fund. Each fund has its own assets and liabilities.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

RETAILING FUND
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies which the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and its related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund, the Bond Fund and the Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, the Bond Fund, or the Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, the Bond Fund and the Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS
The Metals Fund and the Sector Funds may invest in issuers located outside the United States. The Metals Fund and the Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

With regard to the Metals Fund, at the present time, five countries are the major producers and processors of gold bullion and other precious metals and minerals. In order of magnitude, these producers and processors are: the Republic of South Africa, the former republics of the former Soviet Union, Canada, the United States, and Australia. Political and economic conditions in South Africa and the former republics of the former Soviet Union may have a direct effect on the mining, distribution, and price of precious metals and minerals, and on the sales of central bank gold holdings. South African mining stocks represent a special risk in view of the history of political unrest in that country. Besides that factor, various government bodies such as the South African Ministry of Mines and the Reserve Bank of South Africa exercise regulatory authority over mining activity and the sale of gold. The policies of these South African government bodies in the future could be detrimental to the Metals Fund's ability to achieve its objectives.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depends on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund, the Money Market Fund, and the Sector Funds) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Bond Fund, the Money Market Fund and the Sector Funds may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the Money Market Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds may buy call options and write (sell) put options on securities, and the Ursa Fund and the Arktos Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds may purchase call options and write put options, and the Ursa Fund and the Arktos Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds . The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Risk" in the Trust's Prospectus). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, the Juno Fund, and the Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, the Arktos Fund, and the Juno Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, or Juno Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may sell up to 100% of its portfolio short.

The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
Funds which seek to duplicate the performance of their respective benchmarks, as discussed in the Prospectus, do not expect that the returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these are: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holds instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds also may invest in U.S. Government Securities. The Juno Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such

U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund and the Juno Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or
(ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

         1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or
               (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

         2.    Underwrite securities of any other issuer.

         3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

         5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with
               (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

               6.1 THE METALS FUND MAY (a) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (b) INVEST IN PRECIOUS-METALS AND PRECIOUS MINERALS.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

               7.1 THE METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF THE ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

         8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

               8.1 THE NOVA FUND AND THE BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

               8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

         9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

               9.1 THE URSA FUND, THE ARKTOS FUND, AND THE JUNO FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND
The Money Market Fund shall not:

         10. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

         11. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

         12. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

         13.   Write or purchase put or call options.

         14. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

         15. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

         16. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

FUNDAMENTAL POLICIES OF THE SECTOR FUNDS

A Sector Fund may not:

         17. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         18. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         19. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         20. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         21. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         22. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

         1.    Invest in warrants.

         2.    Invest in real estate limited partnerships.

         3.    Invest in mineral leases.

Each Sector Fund may not:

         4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

         5.    Invest in companies for the purpose of exercising control.

         6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
               (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the

Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a Fund directly. while the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended March 31, 1997, March 31, 1998 and March 31, 1999 the Funds paid the following brokerage commissions:


                                                                      AGGREGATE BROKERAGE COMMISSIONS
                                                   ---------------------------------------------------------------------
                       FUND                                   1997*                   1998                  1999
-------------------------------------------------- --------------------------- -------------------  --------------------
Nova Fund                                                   $259,900                $836,833
Ursa Fund                                                   $236,053                $284,054
OTC Fund                                                     $15,491                 $20,402
Metals Fund                                                 $276,434                $415,695
Bond Fund                                                    $7,829                  $18,172
Juno Fund                                                    $24,387                 $40,740
Money Market Fund                                              $0                      $0
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund


                                                                      AGGREGATE BROKERAGE COMMISSIONS
                                                   ---------------------------------------------------------------------
                       FUND                                   1997*                   1998                  1999
-------------------------------------------------- --------------------------- -------------------  --------------------
Health Care Fund
Leisure Fund
Retailing Fund
Technology Fund
Telecommunications Fund
-------------------------------------------------- --------------------------- -------------------  --------------------
Transportation Fund
-------------------------------------------------- --------------------------- -------------------  --------------------
-------------------------------------------------- --------------------------- -------------------  --------------------

*For the nine-month period from July 1, 1996 to March 31, 1997


MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*Albert P. Viragh, Jr. (58)

         Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Chairman of the Board of Trustees of The Rydex Variable Trust, a separate account of Great American Reserve Insurance Company, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (53)

         Trustee of the Trust and Rydex Variable Trust; 1996 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

--------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

J. KENNETH DALTON (58)

         Trustee of the Trust and Rydex Variable Trust; Manager of the Separate Account, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O. DEMARET (58)

         Trustee of the Trust and Rydex Variable Trust; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T. MCCARVILLE (56)

         Trustee of the Trust and Rydex Variable Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ROGER SOMERS (54)

         Trustee of the Trust; Manager of the Separate Account, 1996 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (40)

         Secretary and Vice President of the Trust; Vice President of PADCO Advisors, Inc., investment adviser to the Trust, 1994 to present; Secretary and Vice President of the Separate Account, 1996 to present; Vice President of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.
         Address: 6116 Executive Boulevard, Suite 400, Rockville,
         Maryland 20852.

CARL G. VERBONCOEUR (46)

         Vice President and Treasurer of the Trust; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (29)

         Assistant Secretary of the Trust; Employee and senior portfolio manager of PADCO Advisors, Inc., 1993 to present; portfolio manager of The Rydex OTC Fund (since 1997) and The Rydex U.S. Government Bond Fund (since 1997), each a series of the Trust; Assistant Secretary of the Separate Account, 1996 to present; Employee of PADCO Advisors II Inc., investment adviser to the Separate Account; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student,

         Miami University of Oxford, Ohio (B.A., Business Administration, 1992).
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 1999, is set forth in the table below:


                                     AGGREGATE             PENSION OR               ESTIMATED               TOTAL
       NAME OF PERSON,              COMPENSATION           RETIREMENT            ANNUAL BENEFITS         COMPENSATION
           POSITION                  FROM TRUST         BENEFITS ACCRUED         UPON RETIREMENT          FROM FUND
                                                       AS PART OF TRUST'S                                COMPLEX FOR
                                                            EXPENSES                                    SERVICE ON TWO
                                                                                                           BOARDS**
------------------------------  -------------------- -----------------------  ---------------------  --------------------
Albert P. Viragh, Jr.*,                  $0                    $0                      $0
CHAIRMAN AND PRESIDENT
------------------------------  -------------------- -----------------------  ---------------------  --------------------
Corey A. Colehour,                                             $0                      $0
TRUSTEE
------------------------------  -------------------- -----------------------  ---------------------  --------------------
J. Kenneth Dalton,                                             $0                      $0
TRUSTEE
------------------------------  -------------------- -----------------------  ---------------------  --------------------
Roger Somers,                                                  $0                      $0
TRUSTEE
------------------------------  -------------------- -----------------------  ---------------------  --------------------
John O. Demaret,                                               $0                      $0
TRUSTEE
------------------------------  -------------------- -----------------------  ---------------------  --------------------
Patrick T. McCarville,
TRUSTEE
------------------------------  -------------------- -----------------------  ---------------------  --------------------
------------------------------  -------------------- -----------------------  ---------------------  --------------------

     *Denotes an "interested person" of the Trust.
    **Each member of the Board of Trustees also serves as a Trustee to the Rydex
       Variable Trust.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than ____ of the outstanding shares of each Fund.

THE ADVISORY AGREEMENT
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 1999, net assets under management of the Advisor were approximately ____ billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:

For the fiscal periods ended March 31, 1997, March 31, 1998, and March 31, 1999 the Advisor received the following investment advisory fees:


                                                                     ADVISORY FEES PAID
FUND
                                   --------------------------------------------------------------------------------------
                                       ANNUAL ADVISORY              1997*                 1998                1999
                                       FEE CONTRACTUAL
                                             RATE
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
Nova Fund                                   0.75%                 $1,812,740               $4,588,393
Ursa Fund                                   0.90%                 $2,070,135               $2,956,581
OTC Fund                                    0.75%                 $  775,607               $2,529,352
Metals Fund                                 0.75%                 $  185,396               $  200,264
Bond Fund                                   0.50%                 $   35,394               $   91,744
Juno Fund                                   0.90%                 $   30,573               $  160,954
Money Market Fund                           0.50%                 $  671,957               $1,361,674
Banking Fund                                0.85%
Basic Materials Fund                        0.85%
Biotechnology Fund                          0.85%
Consumer Products Fund                      0.85%
Electronics Fund                            0.85%
Energy Fund                                 0.85%
Energy Services Fund                        0.85%
Financial Services Fund                     0.85%
Health Care Fund                            0.85%
Leisure Fund                                0.85%
Retailing Fund                              0.85%
Technology Fund                             0.85%
Telecommunications Fund                     0.85%
Transportation Fund                         0.85%

---------------------------------  ------------------------ ----------------------  -----------------  ------------------
---------------------------------  ------------------------ ----------------------  -----------------  ------------------

*For the nine-month period from July 1, 1996 to March 31, 1997


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

For the fiscal periods ended March 31, 1997, March 31, 1998, and March 31, 1999 the Funds paid PADCO the following service fees:

---------------------------------  ------------------------ ----------------------  -----------------  ------------------
                                                                                  SERVICE FEES PAID
                                                             ------------------------------------------------------------
                                        ANNUAL SERVICE              1997*                 1998               1999
                      FUND                 FEE RATE
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
Nova Fund                                    0.25%                 $606,411                $1,529,464
Ursa Fund                                    0.25%                 $575,038                $  821,273
OTC Fund                                     0.20%                 $205,328                $  674,494
Metals Fund                                  0.20%                 $ 49,439                $   53,408
Bond Fund                                    0.20%                 $ 14,158                $   36,617
Juno Fund                                    0.25%                 $ 36,374                $   44,710
Money Market Fund                            0.20%                 $268,855                $  544,706
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
---------------------------------  ------------------------ ----------------------  -----------------  ------------------

---------------------------------  ------------------------ ----------------------  -----------------  ------------------
                                                                                  SERVICE FEES PAID
                                                             ------------------------------------------------------------
                                        ANNUAL SERVICE              1997*                 1998               1999
                      FUND                 FEE RATE
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
Leisure Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
---------------------------------  ------------------------ ----------------------  -----------------  ------------------
---------------------------------  ------------------------ ----------------------  -----------------  ------------------

*For the nine-month period from July 1, 1996 to March 31, 1997

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

Under a Distribution and Shareholder Services Plan, Service Providers may use their fees for: (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

A Service Provider also may perform some or all of the following shareholder services:

    -   maintaining accounts relating to clients that invest in shares;
    -   arranging for bank wires;
    - responding to client inquiries relating to the services performed by the Services Provider; o responding to inquiries from clients concerning their investment in shares; o assisting clients in changing dividend options, account designations and addresses;

    - providing information periodically to clients showing their position in shares;
    - forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and
    -   processing dividend payments from the Funds on behalf of clients.

These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of the Advisor Class Shares of the Funds.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 1999, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.



DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund, options and futures contracts will be valued at 4:00 P.M., Eastern Time, close of regular trading on the NYSE, except that futures contracts traded on the Chicago Board of Trade ("CBOT") will be valued at 3:00 P.M., Eastern Time, the close of trading of that exchange. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

On days when the CBOT is closed during its usual business hours, but the shares of the Bond Fund or Juno Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund or Juno Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund or Juno Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund or Juno Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund or Juno Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase Eligible Securities. Eligible Securities are securities which : (a) have remaining maturities of thirteen months or less;
(b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Nova Fund, the Ursa Fund, and the Metals Fund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the Metals Fund also may be compared to its current benchmark, the XAU Index. Performance information for the OTC Fund may be compared to various unmanaged indexes, including, but not limited to, its current benchmark, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                               M
                                         P(1+T) = ERV

         Where:      P =     a hypothetical initial payment of $1,000;

                     T =     average annual total return;

                     n =     number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or `T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period ended March 31, 1999, for the five year period ended March 31, 1999 and for the period from the respective commencement of operations of the Funds to March 31, 1999, the average annual compounded rate of return of the respective Funds (other than the Money Market Fund), assuming the reinvestment of all dividends and distributions, was as follows:

INFORMATION ON COMPUTATION OF YIELD

THE BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                                    a-b
                                                    ---    6
                                         YIELD = 2 (cd + 1)  -
                                                               1

         Where:      a =     dividends and interest earned during the period;

                     b =     expenses accrued for the period (net of
                             reimbursements);

                     c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                     d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 1998, based on a thirty-day base period, was approximately ____%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 1999, were _____% and _____%, respectively.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the

Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income delved from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

The Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to quality as an RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as an RIC.

If a fund were to fail to qualify as an RIC for one or more taxable years, the Fund could then qualify (or requalify) as an RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as an RIC and should thereafter seek to requalify as an RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as an RIC.

If a fund determines that the fund will not qualify as an RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL CONSIDERATIONS APPLICABLE TO THE METALS FUND AND THE SECTOR FUNDS
In general, with respect to the Metals Fund and the Sector Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Metals Fund or Sector Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term or long-term capital gain to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term or long-term capital gain or loss depending on the Fund's holding period for the underlying security or underlying futures contract. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Metals Fund and the Sector Funds in its operations also will utilize options on stock indexes. Options on "broad based" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Metals Fund and the Sector Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these four Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the

Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.



REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

____________________________________________, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 1998, including notes thereto and the report of __________________________________. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

(b) Exhibits


(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(b)               By-Laws of Registrant incorporated herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 27 to this
                  Registration Statement filed on October 30, 1996.
(c)               Not applicable.
(d)(1)            Investment Advisory Agreement between Registrant and PADCO
                  Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(d)(2)            Sub-Advisory Agreement between PADCO Advisors, Inc. and
                  Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(3)            Amendment to Advisory Agreement between the Registrant and
                  PADCO Advisors, Inc. dated March 16, 1998 filed on May 29,
                  1998.
(e)               Distribution Agreement between the Registrant and PADCO
                  Financial Services, Inc. relating to the Adviser Class Shares as filed on May 29, 1998.
(f)               Not applicable.
(g)               Custody Agreement between Registrant and Star Bank, N.A.
                  incorporated herein by reference to Post-Effective Amendment
                  No. 27 to Exhibit 8 of this Registration Statement filed on
                  October 30, 1996.
(h)(1)            Service Agreement between Registrant and PADCO Service
                  Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(h)(2)            Portfolio Accounting Services Agreement between Registrant and
                  PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this
                  Registration Statement filed on October 30, 1996.
(h)(3)            Amendment to Service Agreement between Registrant and PADCO
                  Service Company dated March 16, 1998 as filed May 29, 1998.


ITEM 23.          EXHIBITS (continued)


(i)               Not applicable.
(j)               Not applicable.
(k)               Not applicable.
(l)               Not applicable.
(m)(1)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(2)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment
                  No. 26 to Exhibit 15d of this Registration Statement, filed on
                  September 11, 1996.
(m)(5)            Plan of Distribution for The Rydex High Yield Fund, as revised
                  March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(6)            Plan of Distribution for The Rydex High Yield Fund, as revised
                  June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(7)            Shareholder Servicing Support Agreements between PADCO
                  Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional
                  Money Market Fund incorporated herein by reference to Exhibit
                  15g of Post-Effective Amendment No. 25 to this Registration
                  Statement, filed on March 1, 1996.
(m)(8)            Shareholder Servicing Support Agreement between PADCO
                  Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-
                  Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9)            Distribution Plan and Shareholder Servicing Agreement for
                  Advisor Class Shares is incorporated by reference to Exhibit
                  15i of Post-Effective Amendment No. 30.
(n)               Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following persons may be deemed to be directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:


                                                                                         PERCENTAGE OF VOTING
                                                                                       SECURITIES OWNED AND/OR
                                                                                           CONTROLLED BY THE
                                              STATE OF ORGANIZATION AND                 CONTROLLING PERSON OR
                                             RELATIONSHIP (IF ANY) TO THE               OTHER BASIS OF COMMON
                COMPANY                               REGISTRANT                                 CONTROL
--------------------------------------- --------------------------------------  --------------------------------------
PADCO Advisors, Inc. (the               a Maryland corporation, a               80% of the voting securities
"Advisor)                               registered investment adviser,          of the Advisor are owned by
                                        and the Registrant's                    Albert P. Viragh, Jr., the
                                        investment adviser                      Chairman of the Board of
                                                                                Directors, the President, and
                                                                                the Treasurer of the Advisor,
                                                                                and 100% of the voting
                                                                                securities are controlled by
                                                                                Albert P. Viragh, Jr.

PADCO Service Company,                  a Maryland corporation, a               100% of the voting securities
Inc. (the "Servicer")                   registered transfer agent, and          of the Servicer are owned by
                                        the Registrant's shareholder            Albert P. Viragh, Jr., the
                                        and transfer agent servicer             Chairman of the Board of
                                                                                Directors, the President, and
                                                                                the Treasurer of the Servicer

PADCO Financial Services,               a Maryland corporation, a               100% of the voting securities
Inc. (the "Distributor")                registered broker-dealer, and           of the Distributor are owned
                                        the distributor of the shares           by Albert P. Viragh, Jr., the
                                        of The Rydex Institutional              Chairman of the Board of
                                        Money Market Fund, a series             Directors, the President, and
                                        of the Registrant                       the Treasurer of the
                                                                                Distributor



PADCO Advisors II, Inc.                 a Maryland corporation and a            100% of the voting securities
                                        registered investment adviser           are owned by Albert P.
                                        (PADCO II is not otherwise              Viragh, Jr., the Chairman of
                                        related to the Registrant)              the Board of Directors, the
                                                                                President, and the Treasurer
                                                                                of PADCO II

Rydex Advisor Variable                  a managed separate account              the investment advisers for
Annuity Account (the                    of Great American Reserve               the Separate Account and the
"Separate Account")                     Insurance Company, which is             Registrant are under the
                                        organized under the laws of             common control of Albert P.
                                        the State of Texas and is               Viragh, Jr., the Chairman of
                                        advised by PADCO II                     the Board of Trustees,
                                                                                President, and Treasurer of
                                                                                the Registrant



* The principal business address for each of the aforementioned directors and officers of PADCO Financial Services, Inc., is 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ITEM 25.          INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Financial Services, Inc. (the "Distributor"), the distributor of the shares of The Rydex High Yield Fund and The Rydex Institutional Money Market Fund, each a series of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.          PRINCIPAL UNDERWRITER

(a) PADCO Financial Services Inc. serves as the principal underwriter for the securities of (i) The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant, (ii) The Rydex Advisor Variable Annuity Account, a managed separate account of Great American Reserve Insurance Company that is a registered investment company advised by PADCO Advisors II, Inc., and (iii) the Adviser Class of the Rydex Sector Funds and U.S. Government Money Market Fund but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of PADCO Financial Services, Inc., the principal underwriter for The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant:


NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                   UNDERWRITER                                 WITH REGISTRANT
------------------                  --------------------------                  ---------------------
Albert P. Viragh, Jr.               Chairman of the Board of Directors,         Chairman of the Board
                                    President and Treasurer                     of Trustees and President

Amanda C. Viragh                    Director                                    None

Carl G. Verboncoeur

Michael P. Byrum                    Secretary                                   Assistant Secretary



ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29.          MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.          UNDERTAKINGS

                  None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 34 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 1st day of June, 1999.

                                 RYDEX SERIES TRUST

                                 /s/ Albert P. Viragh, Jr.
                                 --------------------------------------------
                                 Albert P. Viragh, Jr., Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities on the date indicated.


         Signatures                                  Title                              Date
         ----------                                  -----                              ----
/s/ Albert P. Viragh, Jr.                   Chairman of the Board of Trustees           June 1, 1999
-------------------------------             President, and Trustee
Albert P. Viragh, Jr.


/s/ Carl G. Verboncoeur                     Treasurer                                   June 1, 1999
-------------------------------
Carl G. Verboncoeur


              *                             Trustee                                     June 1, 1999
--------------------------------
Corey A. Colehour


              *                             Trustee                                     June 1, 1999
--------------------------------
J. Kenneth Dalton


              *                             Trustee                                     June 1, 1999
--------------------------------
Roger Somers


              *                             Trustee                                     June 1, 1999
--------------------------------
John O. Demaret


               *                            Trustee                                     June 1, 1999
--------------------------------
Patrick T. McCarville


*By /s/ Albert P. Viragh, Jr.
--------------------------------
      Albert P. Viragh, Jr.
      Attorney-in-Fact


                                  EXHIBIT INDEX


(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(b)               By-Laws of Registrant incorporated herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 27 to this
                  Registration Statement filed on October 30, 1996.
(c)               Not applicable.
(d)(1)            Investment Advisory Agreement between Registrant and PADCO
                  Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(d)(2)            Sub-Advisory Agreement between PADCO Advisors, Inc. and
                  Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(3)            Amendment to Advisory Agreement between the Registrant and
                  PADCO Advisors, Inc. dated March 16, 1998 filed on May 29,
                  1998.
(e)               Distribution Agreement between the Registrant and PADCO
                  Financial Services, Inc. relating to the Adviser Class Shares filed on May 29, 1998.
(f)               Not applicable.
(g)               Custody Agreement between Registrant and Star Bank, N.A.
                  incorporated herein by reference to Post-Effective Amendment
                  No. 27 to Exhibit 8 of this Registration Statement filed on
                  October 30, 1996.
(h)(1)            Service Agreement between Registrant and PADCO Service
                  Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration
                  Statement filed on October 30, 1996.
(h)(2)            Portfolio Accounting Services Agreement between Registrant and
                  PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this
                  Registration Statement filed on October 30, 1996.
(h)(3)            Amendment to Service Agreement between Registrant and PADCO
                  Service Company dated March 16, 1998 filed on May 29, 1998.
(i)               Not applicable.
(j)               Not applicable.
(k)               Not applicable.
(l)               Not applicable.
(m)(1)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(2)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.



(m)(3)            Plan of Distribution for The Rydex Institutional Money Market
                  Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment
                  No. 26 to Exhibit 15d of this Registration Statement, filed on
                  September 11, 1996.
(m)(5)            Plan of Distribution for The Rydex High Yield Fund, as revised
                  March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(6)            Plan of Distribution for The Rydex High Yield Fund, as revised
                  June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration
                  Statement, filed on October 27, 1995.
(m)(7)            Shareholder Servicing Support Agreements between PADCO
                  Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional
                  Money Market Fund incorporated herein by reference to Exhibit
                  15g of Post-Effective Amendment No. 25 to this Registration
                  Statement, filed on March 1, 1996.
(m)(8)            Shareholder Servicing Support Agreement between PADCO
                  Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-
                  Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9)            Distribution Plan and Shareholder Servicing Agreement for
                  Advisor Class Shares is incorporated by reference to Exhibit
                  15i of Post-Effective Amendment No. 10.
(n)               Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30.
